Cash and cash equivalents - Additional Information (Detail)	Dec. 31, 2021	Dec. 31, 2020
CAYMAN ISLANDS
Disclosure Of Cash And Cash Equivalents [Line Items]
percentage of cash and cash equivalent held	84.00%	61.00%
BRAZIL
Disclosure Of Cash And Cash Equivalents [Line Items]
percentage of cash and cash equivalent held	6.00%	20.00%
other subsidiaries of the Group [Member]
Disclosure Of Cash And Cash Equivalents [Line Items]
percentage of cash and cash equivalent held	10.00%	19.00%